PROPERTY AND EQUIPMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
Note 2: Property and Equipment
Property and equipment at September 30, 2022 and December 31, 2021 consist of the following:

	September 30, 2022	December 31, 2021
Machinery and equipment	$4,764,317	$4,534,801
Leasehold improvements	810,248	810,248
Furniture and office equipment	180,747	180,747
Computer equipment and software	108,112	81,981

	5,863,424	5,607,777
Less accumulated depreciation and amortization	(2,043,398)	(1,627,497)

Property and equipment, net	$3,820,026	$3,980,280

Depreciation and amortization expense was $99,897 and $137,980 during the three months ended September 30, 2022 and 2021, respectively, and $380,539 and $407,716 during the nine months ended September 30, 2022 and 2021, respectively.
Losses from the disposal of property and equipment was nil and $57,478 during the three months ended September 30, 2022 and 2021, respectively, and nil and $120,337 during the nine months ended September 30, 2022 and 2021, respectively, and are included in selling and administrative expenses in the unaudited condensed statements of operations and comprehensive loss.

Note 2: Property and Equipment

Property and equipment at December 31, 2021 and 2020 consist of the following:

	2021	2020
Machinery and equipment	$4,534,801	$4,265,125
Leasehold improvements	810,248	808,408
Furniture and office equipment	180,747	179,679
Computer equipment and software	81,981	111,519

	5,607,777	5,364,731
Less accumulated depreciation and amortization	1,627,497	1,224,991

Property and equipment, net	$3,980,280	$4,139,740

Depreciation and amortization expense was $546,944 and $478,502 for the years ended December 31, 2021 and 2020, respectively.
Losses from the disposal of property and equipment was $147,469 and $563,733 for the years ended December 31, 2021 and 2020, respectively, and are included in selling and administrative expenses in the statements of operations.